Basis of Presentation and Summary of Significant Accounting Policies - Real Estate Held For Sale (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Basis of Presentation and Summary of Significant Accounting Policies
Real Estate Held for Sale Included in Principal Amount of Bonds	€ 25,000